Reconciliation of Financial Statements to the Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits, per statements of net assets available for benefits	$ 14,588,024	$ 12,760,943	$ 11,322,183
Amounts allocated to withdrawing participants	(3,213)	(2,806)
Net assets, per the Form 5500	$ 14,584,811	$ 12,758,137